PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Estimated Useful Lives		June 30, 2012

Optical equipment	5 years	$39,386
Office equipment	3 - 10 years	8,231
Computers and peripherals	5 years	16,000
Furniture and fixtures	5 years	27,137

Total property and equipment		90,754
Less accumulated depreciation		(64,163)

Net property and equipment		$26,591

Depreciation expense for the three months ended June 30, 2012 and 2011 was $2,100 and $2,746, respectively.

PROPERTY AND EQUIPMENT

	Estimated Useful Lives	September 30, 2011	September 30, 2010

Optical equipment	5 years	$ 39,386	$ 39,386
Office equipment	3 - 10 years	$8,231	$8,231
Computers and peripherals	5 years	7,000	16,000
Furniture and fixtures	5 years	6,873	-
		70,490	63,617
Less accumulated depreciation		(62,063)	(58,617)

Net property and equipment		$8,427	$5,000

Depreciation expense for the years ended September 30, 2011and 2010 was $2,800 and $1,802, respectively.